CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($) $ in Millions		Sep. 30, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	[1]	$ 45	$ 156
Accounts receivable (net of allowance for doubtful accounts of $3 , each)	[1]	339	363
Accounts receivable from affiliates		1	8
Inventories	[1]	596	478
Prepaid expenses		43	23
Other current assets		58	61
Total current assets		1,082	1,089
Property, plant and equipment, net	[1]	693	848
Operating lease right-of-use assets, net	[1]	24	30
Intangible assets, net	[1]	3	11
Investment in unconsolidated affiliates		112	101
Deferred income taxes		55	77
Other noncurrent assets		175	208
Total assets		2,144	2,364
Current liabilities:
Accounts payable	[1]	331	360
Accounts payable to affiliates		21	17
Accrued liabilities	[1]	108	125
Current operating lease liability		5	6
Current portion of debt	[1]	24	5
Total current liabilities		489	513
Long-term debt		947	949
Operating lease liability		21	28
Other noncurrent liabilities		241	285
Noncurrent payable to affiliates		21	21
Total liabilities		1,719	1,796
Commitments and contingencies (Notes 11 and 12)
Equity
Ordinary shares $0.001 par value, 200 shares authorized, each, 108 and 107 issued and outstanding, respectively		0	0
Additional paid-in capital		1,342	1,337
Accumulated deficit		(420)	(460)
Accumulated other comprehensive loss		(502)	(314)
Total Venator Materials PLC shareholders' equity		420	563
Noncontrolling interest in subsidiaries		5	5
Total equity		425	568
Total liabilities and equity		$ 2,144	$ 2,364

[1]	At September 30, 2022 and December 31, 2021, the following amounts from consolidated variable interest entities are included in the respective balance sheet captions above: $5 and $4 of cash and cash equivalents; $9 and $7 of accounts receivable, net; $4 and $2 of inventories; $3 each of property, plant and equipment, net; $3 and $5 of intangible assets, net; $2 and $3 of accounts payable; $2 and $3 of accrued liabilities. See "Note 5. Variable Interest Entities."